Employee Benefit Plans - Schedule of plan assets by fair value hierarchy (Details) - Estimate of fair value - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of plan assets	$ 420,699	$ 361,891
Equity securities, Common/collective trust funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of plan assets	237,015	168,547
Fixed income, Common/collective trust funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of plan assets	181,176	166,079
Real Estate Fund
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of plan assets	0	24,798
Cash equivalents
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of plan assets	$ 2,508	$ 2,467